Document and Entity Information	0 Months Ended
Aug. 02, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 2, 2012
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Aug 2, 2012
Document Effective Date	Aug 2, 2012
Prospectus Date	May 31, 2012

Lazard International Small Cap Equity Portfolio
Lazard International Small Cap Equity Portfolio

THE LAZARD FUNDS, INC.

Lazard International Small Cap Equity Portfolio
Lazard Emerging Markets Equity Blend Portfolio

Supplement to Prospectus dated May 31, 2012

Lazard International Small Cap Equity Portfolio

The following information is added to the Prospectus:

Summary Section—Lazard International Small Cap Equity Portfolio—Principal Investment Strategies

The Portfolio may invest up to 25% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Summary Section—Lazard International Small Cap Equity Portfolio—Principal Investment Risks

The Portfolio’s performance will be influenced by political, social and economic factors affecting any non-U.S. countries and companies in which the Portfolio invests. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the U.S. and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen.

The following information replaces any contrary information contained in the Prospectus:

Summary Section—Lazard International Small Cap Equity Portfolio—Management

Portfolio Manager/Analysts

Edward Rosenfeld, portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams, has been with the Portfolio since May 2007.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, has been with the Portfolio since July 2012.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Fund Management—Portfolio Management

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

International Small Cap Equity Portfolio—Edward Rosenfeld (since May 2007), Alex Ingham (since July 2012) and John R. Reinsberg*

*	As a Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Fund Management—Biographical Information of Principal Portfolio Managers

Alex Ingham, a Director of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets, International and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2011, Mr. Ingham was with Aviva Investors (formerly Morley Fund Management), Aberdeen Asset Management, Hill Samuel Asset Management and City Financial Partners Limited. He began working in the investment field in 1996.

*	*	*

Lazard Emerging Markets Equity Blend Portfolio

The following discussion replaces the third paragraph in “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Strategies”:

The Investment Manager allocates the Portfolio’s assets between the Investment Manager’s emerging markets relative value and relative growth investment strategies. In the emerging markets relative value strategy, assets are invested in companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In the emerging markets relative growth strategy, the Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. A premium may be paid for higher, sustainable growth. The Portfolio may invest in companies with any market capitalization.

The following additional risk factor is added to “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Risks”:

Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Dated: August 2, 2012

Label	Element	Value
Lazard International Small Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock

THE LAZARD FUNDS, INC.

Lazard International Small Cap Equity Portfolio
Lazard Emerging Markets Equity Blend Portfolio

Supplement to Prospectus dated May 31, 2012

Lazard International Small Cap Equity Portfolio

The following information is added to the Prospectus:

Summary Section—Lazard International Small Cap Equity Portfolio—Principal Investment Strategies

The Portfolio may invest up to 25% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Summary Section—Lazard International Small Cap Equity Portfolio—Principal Investment Risks

The Portfolio’s performance will be influenced by political, social and economic factors affecting any non-U.S. countries and companies in which the Portfolio invests. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the U.S. and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen.

The following information replaces any contrary information contained in the Prospectus:

Summary Section—Lazard International Small Cap Equity Portfolio—Management

Portfolio Manager/Analysts

Edward Rosenfeld, portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams, has been with the Portfolio since May 2007.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, has been with the Portfolio since July 2012.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Fund Management—Portfolio Management

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

International Small Cap Equity Portfolio—Edward Rosenfeld (since May 2007), Alex Ingham (since July 2012) and John R. Reinsberg*

*	As a Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Fund Management—Biographical Information of Principal Portfolio Managers

Alex Ingham, a Director of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets, International and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2011, Mr. Ingham was with Aviva Investors (formerly Morley Fund Management), Aberdeen Asset Management, Hill Samuel Asset Management and City Financial Partners Limited. He began working in the investment field in 1996.

*	*	*

Lazard Emerging Markets Equity Blend Portfolio

The following discussion replaces the third paragraph in “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Strategies”:

The Investment Manager allocates the Portfolio’s assets between the Investment Manager’s emerging markets relative value and relative growth investment strategies. In the emerging markets relative value strategy, assets are invested in companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In the emerging markets relative growth strategy, the Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. A premium may be paid for higher, sustainable growth. The Portfolio may invest in companies with any market capitalization.

The following additional risk factor is added to “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Risks”:

Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Dated: August 2, 2012

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard International Small Cap Equity Portfolio

Lazard Emerging Markets Equity Blend Portfolio
Lazard Emerging Markets Equity Blend Portfolio

THE LAZARD FUNDS, INC.

Lazard International Small Cap Equity Portfolio
Lazard Emerging Markets Equity Blend Portfolio

Supplement to Prospectus dated May 31, 2012

Lazard International Small Cap Equity Portfolio

The following information is added to the Prospectus:

Summary Section—Lazard International Small Cap Equity Portfolio—Principal Investment Strategies

The Portfolio may invest up to 25% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Summary Section—Lazard International Small Cap Equity Portfolio—Principal Investment Risks

The Portfolio’s performance will be influenced by political, social and economic factors affecting any non-U.S. countries and companies in which the Portfolio invests. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the U.S. and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen.

The following information replaces any contrary information contained in the Prospectus:

Summary Section—Lazard International Small Cap Equity Portfolio—Management

Portfolio Manager/Analysts

Edward Rosenfeld, portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams, has been with the Portfolio since May 2007.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, has been with the Portfolio since July 2012.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Fund Management—Portfolio Management

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

International Small Cap Equity Portfolio—Edward Rosenfeld (since May 2007), Alex Ingham (since July 2012) and John R. Reinsberg*

*	As a Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Fund Management—Biographical Information of Principal Portfolio Managers

Alex Ingham, a Director of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets, International and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2011, Mr. Ingham was with Aviva Investors (formerly Morley Fund Management), Aberdeen Asset Management, Hill Samuel Asset Management and City Financial Partners Limited. He began working in the investment field in 1996.

*	*	*

Lazard Emerging Markets Equity Blend Portfolio

The following discussion replaces the third paragraph in “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Strategies”:

The Investment Manager allocates the Portfolio’s assets between the Investment Manager’s emerging markets relative value and relative growth investment strategies. In the emerging markets relative value strategy, assets are invested in companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In the emerging markets relative growth strategy, the Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. A premium may be paid for higher, sustainable growth. The Portfolio may invest in companies with any market capitalization.

The following additional risk factor is added to “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Risks”:

Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Dated: August 2, 2012

Label	Element	Value
Lazard Emerging Markets Equity Blend Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock

THE LAZARD FUNDS, INC.

Lazard International Small Cap Equity Portfolio
Lazard Emerging Markets Equity Blend Portfolio

Supplement to Prospectus dated May 31, 2012

Lazard International Small Cap Equity Portfolio

The following information is added to the Prospectus:

Summary Section—Lazard International Small Cap Equity Portfolio—Principal Investment Strategies

The Portfolio may invest up to 25% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio’s assets to emerging market countries may vary from time to time.

Summary Section—Lazard International Small Cap Equity Portfolio—Principal Investment Risks

The Portfolio’s performance will be influenced by political, social and economic factors affecting any non-U.S. countries and companies in which the Portfolio invests. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, the capital markets in the U.S. and internationally have experienced unprecedented volatility in recent years, causing significant declines in the value and liquidity of many securities. These market conditions may continue or worsen.

The following information replaces any contrary information contained in the Prospectus:

Summary Section—Lazard International Small Cap Equity Portfolio—Management

Portfolio Manager/Analysts

Edward Rosenfeld, portfolio manager/analyst on the Investment Manager’s Global, International and European Small Cap Equity teams, has been with the Portfolio since May 2007.

Alex Ingham, portfolio manager/analyst on the Investment Manager’s Emerging Markets, International and Global Small Cap Equity teams, has been with the Portfolio since July 2012.

John R. Reinsberg, portfolio manager/analyst on the Investment Manager’s Global Equity and International Equity teams, has been with the Portfolio since inception.

Fund Management—Portfolio Management

The names of the persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

International Small Cap Equity Portfolio—Edward Rosenfeld (since May 2007), Alex Ingham (since July 2012) and John R. Reinsberg*

*	As a Deputy Chairman of the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

Fund Management—Biographical Information of Principal Portfolio Managers

Alex Ingham, a Director of the Investment Manager, is a portfolio manager/analyst on the Emerging Markets, International and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2011, Mr. Ingham was with Aviva Investors (formerly Morley Fund Management), Aberdeen Asset Management, Hill Samuel Asset Management and City Financial Partners Limited. He began working in the investment field in 1996.

*	*	*

Lazard Emerging Markets Equity Blend Portfolio

The following discussion replaces the third paragraph in “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Strategies”:

The Investment Manager allocates the Portfolio’s assets between the Investment Manager’s emerging markets relative value and relative growth investment strategies. In the emerging markets relative value strategy, assets are invested in companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In the emerging markets relative growth strategy, the Investment Manager employs a relative growth investment philosophy that is based on value creation through the process of bottom-up stock selection. The Investment Manager’s approach consists of an analytical framework, accounting validation, fundamental analysis and portfolio construction parameters. The Investment Manager’s selection process focuses on growth and considers the sustainability of growth and the trade off between valuation and growth. A premium may be paid for higher, sustainable growth. The Portfolio may invest in companies with any market capitalization.

The following additional risk factor is added to “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Risks”:

Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Dated: August 2, 2012

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Equity Blend Portfolio

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2012